Allowance for Probable Loan Losses	12 Months Ended
Dec. 31, 2013
Allowance for Probable Loan Losses
Allowance for Probable Loan Losses

(4) Allowance for Probable Loan Losses

        The allowance for probable loan losses primarily consists of the aggregate loan loss allowances of the bank subsidiaries. The allowances are established through charges to operations in the form of provisions for probable loan losses. Loan losses or recoveries are charged or credited directly to the allowances. The allowance for probable loan losses of each bank subsidiary is maintained at a level considered appropriate by management, based on estimated probable losses in the loan portfolio. The allowance for probable loan losses is derived from the following elements: (i) allowances established on specific impaired loans, which are based on a review of the individual characteristics of each loan, including the customer's ability to repay the loan, the underlying collateral values, and the industry in which the customer operates, (ii) allowances based on actual historical loss experience for similar types of loans in the Company's loan portfolio, and (iii) allowances based on general economic conditions, changes in the mix of loans, company resources, border risk and credit quality indicators, among other things. All segments of the loan portfolio continue to be impacted by the prolonged economic downturn. Loans secured by real estate could be impacted negatively by the continued economic environment and resulting decrease in collateral values. Consumer loans may be impacted by continued and prolonged unemployment rates.

        The Company's management continually reviews the allowance for loan losses of the bank subsidiaries using the amounts determined from the allowances established on specific impaired loans, the allowance established on quantitative historical loss percentages, and the allowance based on qualitative data to establish an appropriate amount to maintain in the Company's allowance for loan losses. Should any of the factors considered by management in evaluating the adequacy of the allowance for probable loan losses change, the Company's estimate of probable loan losses could also change, which could affect the level of future provisions for probable loan losses. While the calculation of the allowance for probable loan losses utilizes management's best judgment and all information available, the adequacy of the allowance is dependent on a variety of factors beyond the Company's control, including, among other things, the performance of the entire loan portfolio, the economy, changes in interest rates and the view of regulatory authorities towards loan classifications.

        The loan loss provision is determined using the following methods. On a weekly basis, loan past due reports are reviewed by the credit quality committee to determine if a loan has any potential problems and if a loan should be placed on the Company's internal classified report. Additionally, the Company's credit department reviews the majority of the Company's loans for proper internal classification purposes regardless of whether they are past due and segregates any loans with potential problems for further review. The credit department will discuss the potential problem loans with the servicing loan officers to determine any relevant issues that were not discovered in the evaluation. Also, an analysis of loans that is provided through examinations by regulatory authorities is considered in the review process. After the above analysis is completed, the Company will determine if a loan should be placed on an internal classified report because of issues related to the analysis of the credit, credit documents, collateral and/or payment history.

        While the Texas and Oklahoma economies are performing better than other parts of the country, Texas and Oklahoma are not completely immune to the problems associated with the U.S. economy. The increase in income and capital gains taxes on certain individuals, the increase in payroll taxes, and the unprecedented debt and deficit of the United States not yet resolved, adds uncertainty to the possibility of robust economic growth and may create a slowdown in the economy. Thus, the risk of loss associated with all segments of the loan portfolio in these markets continues to be impacted by the prolonged economic weakness. The downturn in the economy and other risk factors are minimized by the underwriting standards of the bank subsidiaries. The general underwriting standards encompass the following principles: (i) the financial strength of the borrower including strong earnings, a high net worth, significant liquidity and an acceptable debt to worth ratio, (ii) managerial and business competence, (iii) the ability to repay, (iv) for a new business, projected cash flows, (v) loan to value, (vi) in the case of a secondary guarantor, a guarantor financial statement, and (vii) financial and/or other character references. Although the underwriting standards reduce the risk of loss, unique risk factors exist in each type of loan that the bank subsidiaries invest.

        Commercial and industrial loans are mostly secured by the collateral pledged by the borrower that are directly related to the business activities of the company such as accounts receivable and inventory. The ability of the borrower to collect accounts receivable, and to turn inventory into sales are risk factors in the repayment of the loan.

        Construction and land development loans can carry risk of repayment when projects incur cost overruns, have an increase in the price of building materials, encounter zoning and environmental issues, or encounter other factors that may affect the completion of a project on time and on budget. Additionally, repayment risk may be negatively impacted when the market experiences a deterioration in the value of real estate. Risks specifically related to 1-4 family development loans also include the practice by the mortgage industry of more restrictive underwriting standards, which inhibits the buyer from obtaining long term financing and excessive housing and lot inventory in the market.

        Commercial real estate loans demonstrate a risk of repayment when market values deteriorate, the business experiences turnover in key management, the business has an inability to attract or keep occupancy levels stable, or when the market experiences an exit of a specific business industry that is significant to the local economy, such as a manufacturing plant.

        First and second lien residential 1-4 family mortgage and consumer loan repayments may be affected by unemployment or underemployment and deteriorating market values of real estate.

        A summary of the changes in the allowance for probable loan losses by loan class is as follows:

	December 31, 2013
	Domestic							Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193
Losses charge to allowance	(11,737)	(278)	(600)	(5)	(632)	(620)	(561)	(22)	(14,455)
Recoveries credited to allowance	2,690	87	152	—	61	298	162	5	3,455

Net losses charged to allowance	(9,047)	(191)	(448)	(5)	(571)	(322)	(399)	(17)	(11,000)
Provision (credit) charged to operations	19,848	12	3,035	87	(7)	123	(140)	10	22,968

Balance at December 31,	$22,433	$12,541	$24,467	$776	$3,812	$4,249	$750	$1,133	$70,161

	December 31, 2012
	Domestic							Foreign
	Commercial	Commercial real estate: other construction & land development	Commercial real estate: farmland & commercial	Commercial real estate: multifamily	Residential: first lien	Residential: junior lien	Consumer	Foreign	Total
	(Dollars in Thousands)
Balance at December 31,	$26,617	$19,940	$24,227	$1,003	$4,562	$4,760	$1,724	$1,359	$84,192
Losses charge to allowance	(34,721)	(7,617)	(13,724)	—	(227)	(1,190)	(756)	(111)	(58,346)
Recoveries credited to allowance	3,547	229	220	—	13	195	184	—	4,388

Net losses charged to allowance	(31,174)	(7,388)	(13,504)	—	(214)	(995)	(572)	(111)	(53,958)
Provision (credit) charged to operations	16,189	168	11,157	(309)	42	683	137	(108)	27,959

Balance at December 31,	$11,632	$12,720	$21,880	$694	$4,390	$4,448	$1,289	$1,140	$58,193

        The allowance for probable loan losses is a reserve established through a provision for probable loan losses charged to expense, which represents management's best estimate of probable loan losses when evaluating loans (i) individually or (ii) collectively. The Company's allowance for probable loan losses increased for the year ended December 31, 2013 mainly due to the addition of a specific reserve of approximately $12,000,000 on a previously identified impaired commercial loan that further deteriorated during 2013. The Company's net charge off experience decreased from December 31, 2013 compared to December 31, 2012 mainly due to four commercial real estate relationships charged off in 2012. The relationships were charged off as a result of the Company's assessment that no further collection of the loan was probable based on the borrowers' financial condition.

        The table below provides additional information on the balance of loans individually or collectively evaluated for impairment and their related allowance, by loan class:

	December 31, 2013
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$34,183	$12,234	$1,008,459	$10,199
Commercial real estate: other construction & land development	13,976	852	1,194,532	11,689
Commercial real estate: farmland & commercial	16,038	2,916	1,734,001	21,551
Commercial real estate: multifamily	295	—	101,803	776
Residential: first lien	6,153	—	432,309	3,812
Residential: junior lien	3,206	—	406,024	4,249
Consumer	1,606	—	64,808	750
Foreign	436	—	181,406	1,133

Total	$75,893	$16,002	$5,123,342	$54,159

	December 31, 2012
	Loans individually evaluated for impairment		Loans collectively evaluated for impairment
	Recorded Investment	Allowance	Recorded Investment	Allowance
	(Dollars in Thousands)
Domestic
Commercial	$32,768	$1,477	$736,342	$10,155
Commercial real estate: other construction & land development	28,660	539	1,119,009	12,181
Commercial real estate: farmland & commercial	13,945	2,730	1,659,377	19,150
Commercial real estate: multifamily	353	—	82,595	694
Residential: first lien	3,656	—	453,075	4,390
Residential: junior lien	1,850	—	379,886	4,448
Consumer	1,326	—	73,188	1,289
Foreign	447	—	188,527	1,140

Total	$83,005	$4,746	$4,691,999	$53,447

        Loans accounted for on a non-accrual basis at December 31, 2013, 2012 and 2011 amounted to $62,823,000, $71,768,000 and $118,505,000, respectively. The effect of such non-accrual loans reduced interest income by $4,088,000, $2,549,000 and $4,114,000 for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts received on non-accruals are applied, for financial accounting purposes, first to principal and then to interest after all principal has been collected. Accruing loans contractually past due 90 days or more as to principal or interest payments at December 31, 2013, 2012 and 2011 amounted to $7,197,000, $15,033,000 and $14,288,000, respectively.

        The table below provides additional information on loans accounted for on a non-accrual basis by loan class:

	December 31,
	2013	2012
	(Dollars in Thousands)
Domestic
Commercial	$34,110	$31,929
Commercial real estate: other construction & land development	11,726	26,410
Commercial real estate: farmland & commercial	13,775	11,681
Commercial real estate: multifamily	295	353
Residential: first lien	1,266	1,175
Residential: junior lien	1,576	175
Consumer	75	45

Total non-accrual loans	$62,823	$71,768

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. The Company has identified these loans through its normal loan review procedures. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2013:

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$17,178	$17,177	$12,234	$18,019	$38
Commercial real estate: other construction & land development	6,818	6,825	852	6,058	—
Commercial real estate: farmland & commercial	7,259	10,697	2,916	7,167	92

Total impaired loans with related allowance	$31,255	$34,699	$16,002	$31,244	$130

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$17,005	$17,023	$16,778	$2
Commercial real estate: other construction & land development	7,158	7,187	18,164	74
Commercial real estate: farmland & commercial	8,779	9,949	7,313	—
Commercial real estate: multifamily	295	295	322	—
Residential: first lien	6,153	6,258	4,860	179
Residential: junior lien	3,206	3,226	2,347	99
Consumer	1,606	1,612	1,380	1
Foreign	436	436	452	19

Total impaired loans with no related allowance	$44,638	$45,986	$51,616	$374

        The following tables detail key information regarding the Company's impaired loans by loan class for the year ended December 31, 2012:

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with Related Allowance
Domestic
Commercial	$1,633	$1,679	$1,477	$21,126	$39
Commercial real estate: other construction & land development	3,671	3,671	539	6,608	—
Commercial real estate: farmland & commercial	6,678	9,923	2,730	7,342	92

Total impaired loans with related allowance	$11,982	$15,273	$4,746	$35,076	$131

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Average Recorded Investment	Interest Recognized
	(Dollars in Thousands)
Loans with No Related Allowance
Domestic
Commercial	$31,135	$31,170	$2,996	$4
Commercial real estate: other construction & land development	24,989	25,160	39,449	141
Commercial real estate: farmland & commercial	7,267	9,340	16,536	8
Commercial real estate: multifamily	353	353	381	—
Residential: first lien	3,656	3,984	2,876	60
Residential: junior lien	1,850	1,944	1,939	104
Consumer	1,326	1,330	1,193	—
Foreign	447	447	166	6

Total impaired loans with no related allowance	$71,023	$73,728	$65,536	$323

        Impaired loans with no related allowance decreased for December 31, 2013 when compared to December 31, 2012 due to a few previously identified impaired loans being paid off, recording large principal paydowns, or foreclosed upon and included in other real estate owned during 2013.

        A portion of the impaired loans have adequate collateral and credit enhancements not requiring a related allowance for loan loss. The level of impaired loans is reflective of the economic weakness that has been created by the financial crisis and the subsequent economic downturn. Management is confident the Company's loss exposure regarding these credits will be significantly reduced due to the Company's long-standing practices that emphasize secured lending with strong collateral positions and guarantor support. Management is likewise confident the reserve for probable loan losses is adequate. The Company has no direct exposure to sub-prime loans in its loan portfolio, but the sub-prime crisis has affected the credit markets on a national level, and as a result, the Company has experienced an increasing amount of impaired loans; however, management's decision to place loans in this category does not necessarily mean that the Company will experience significant losses from these loans or significant increases in impaired loans from these levels.

        Management of the Company recognizes the risks associated with these impaired loans. However, management's decision to place loans in this category does not necessarily mean that losses will occur. In the current environment, troubled loan management can be protracted because of the legal and process problems that delay the collection of an otherwise collectable loan. Additionally, management believes that the collateral related to these impaired loans and/or the secondary support from guarantors mitigates the potential for losses from impaired loans. It is also important to note that even though the economic conditions in Texas and Oklahoma are weakened, we believe these markets are improving and better positioned to recover than many other areas of the country. Loans accounted for as "troubled debt restructuring," which are included in impaired loans, were not significant and totaled $20,358,000 and $29,395,000 as of December 31, 2013 and December 31, 2012, respectively.

        The bank subsidiaries charge off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a "loss" by bank examiners. Commercial and industrial or real estate loans are generally considered by management to represent a loss, in whole or part, when an exposure beyond any collateral coverage is apparent and when no further collection of the loss portion is anticipated based on the borrower's financial condition and general economic conditions in the borrower's industry. Generally, unsecured consumer loans are charged-off when 90 days past due.

        While management of the Company considers that it is generally able to identify borrowers with financial problems reasonably early and to monitor credit extended to such borrowers carefully, there is no precise method of predicting loan losses. The determination that a loan is likely to be uncollectible and that it should be wholly or partially charged-off as a loss is an exercise of judgment. Similarly, the determination of the adequacy of the allowance for probable loan losses can be made only on a subjective basis. It is the judgment of the Company's management that the allowance for probable loan losses at December 31, 2013 was adequate to absorb probable losses from loans in the portfolio at that date.

        The following table presents information regarding the aging of past due loans by loan class:

	December 31, 2013
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,240	$538	$36,066	$2,051	$40,844	$1,001,798	$1,042,642
Commercial real estate: other construction & land development	1,042	—	9,942	62	10,984	1,197,524	1,208,508
Commercial real estate: farmland & commercial	6,216	520	6,990	417	13,726	1,736,313	1,750,039
Commercial real estate: multifamily	39	142	295	—	476	101,622	102,098
Residential: first lien	4,758	3,046	4,541	3,518	12,345	426,117	438,462
Residential: junior lien	606	198	1,900	368	2,704	406,526	409,230
Consumer	1,523	469	803	781	2,795	63,619	66,414
Foreign	1,467	417	—	—	1,884	179,958	181,842

Total past due loans	$19,891	$5,330	$60,537	$7,197	$85,758	$5,113,477	$5,199,235

	December 31, 2012
	30 - 59 Days	60 - 89 Days	90 Days or Greater	90 Days or greater & still accruing	Total Past due	Current	Total Portfolio
	(Dollars in Thousands)
Domestic
Commercial	$4,393	$471	$3,386	$2,689	$8,250	$760,860	$769,110
Commercial real estate: other construction & land development	1,107	2,300	24,225	497	27,632	1,120,037	1,147,669
Commercial real estate: farmland & commercial	3,127	21,272	2,310	929	26,709	1,646,613	1,673,322
Commercial real estate: multifamily	685	—	353	—	1,038	81,910	82,948
Residential: first lien	4,305	2,510	10,645	9,657	17,460	439,271	456,731
Residential: junior lien	2,035	410	259	115	2,704	379,032	381,736
Consumer	1,598	404	915	882	2,917	71,597	74,514
Foreign	2,257	1,005	264	264	3,526	185,448	188,974

Total past due loans	$19,507	$28,372	$42,357	$15,033	$90,236	$4,684,768	$4,775,004

        The Company's internal classified report is segregated into the following categories: (i) "Special Review Credits," (ii) "Watch List—Pass Credits," or (iii) "Watch List—Substandard Credits." The loans placed in the "Special Review Credits" category reflect the Company's opinion that the loans reflect potential weakness which require monitoring on a more frequent basis. The "Special Review Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Pass Credits" category reflect the Company's opinion that the credit contains weaknesses which represent a greater degree of risk, which warrant "extra attention." The "Watch List—Pass Credits" are reviewed and discussed on a regular basis with the credit department and the lending staff to determine if a change in category is warranted. The loans placed in the "Watch List—Substandard Credits" classification are considered to be potentially inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These credit obligations, even if apparently protected by collateral value, have shown defined weaknesses related to adverse financial, managerial, economic, market or political conditions which may jeopardize repayment of principal and interest. Furthermore, there is the possibility that some future loss could be sustained by the Company if such weaknesses are not corrected. For loans that are classified as impaired, management evaluates these credits ASC 310-10, "Receivables," and, if deemed necessary, a specific reserve is allocated to the credit. The specific reserve allocated under ASC 310-10, is based on (i) the present value of expected future cash flows discounted at the loan's effective interest rate; (ii) the loan's observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's loans evaluated as impaired under ASC 310-10 are measured using the fair value of collateral method. In limited cases, the Company may use other methods to determine the specific reserve of a loan under ASC 310-10 if such loan is not collateral dependent.

        The allowance based on historical loss experience on the Company's remaining loan portfolio, which includes the "Special Review Credits," "Watch List—Pass Credits," and "Watch List—Substandard Credits" is determined by segregating the remaining loan portfolio into certain categories such as commercial loans, installment loans, international loans, loan concentrations and overdrafts. Installment loans are then further segregated by number of days past due. A historical loss percentage, adjusted for (i) management's evaluation of changes in lending policies and procedures, (ii) current economic conditions in the market area served by the Company, (iii) other risk factors, (iv) the effectiveness of the internal loan review function, (v) changes in loan portfolios, and (vi) the composition and concentration of credit volume is applied to each category. Each category is then added together to determine the allowance allocated under ASC 450-20.

        A summary of the loan portfolio by credit quality indicator by loan class is as follows:

		December 31, 2013
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
		(Dollars in Thousands)
Domestic
Commercial	$955,522	$2,270	$4,389	$46,278	$34,183
Commercial real estate: other construction & land development	1,167,295	14,247	9,318	3,672	13,976
Commercial real estate: farmland & commercial	1,635,179	56,438	21,912	20,472	16,038
Commercial real estate: multifamily	100,948	—	—	855	295
Residential: first lien	432,067	122	—	120	6,153
Residential: junior lien	405,731	—	—	293	3,206
Consumer	64,808	—	—	—	1,606
Foreign	180,837	—	—	569	436

Total	$4,942,387	$73,077	$35,619	$72,259	$75,893

		December 31, 2012
	Pass	Special Review	Watch List—Pass	Watch List— Substandard	Watch List— Impaired
		(Dollars in Thousands)
Domestic
Commercial	$675,263	$4,278	$16,535	$40,266	$32,768
Commercial real estate: other construction & land development	1,038,749	55,079	2,614	22,567	28,660
Commercial real estate: farmland & commercial	1,486,572	109,144	46,316	17,345	13,945
Commercial real estate: multifamily	82,542	—	53	—	353
Residential: first lien	446,218	519	—	6,338	3,656
Residential: junior lien	378,000	77	309	1,500	1,850
Consumer	73,188	—	—	—	1,326
Foreign	188,499	—	28	—	447

Total	$4,369,031	$169,097	$65,855	$88,016	$83,005